Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Share-based compensation expenses (Note 22)	¥ 45,598	¥ 57,863	¥ 5,535
Wages, salaries and bonuses	84,356	56,122	19,527
Welfare expenses	12,191	4,820	520
Housing funds	1,674	1,368	690
Contributions to defined benefit plan (Note 27(d))			971
Employee benefit expenses	¥ 143,819	¥ 120,173	¥ 27,243